Equity (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2021, 2020 and 2019:

	Fiscal 2021	Fiscal 2020	Fiscal 2019(2)
Dividend per Equity Share (₹)
Interim dividend(3)	12.00	8.00	7.00
Final dividend(4)	9.50	10.50	10.25
Special dividend(5)	—	—	9.00
Dividend per Equity Share/ADS ($) (1)
Interim dividend(3)	0.16	0.11	0.10
Final dividend(4)	0.13	0.15	0.16
Special dividend(5)	—	—	0.14

(1)	Converted at the monthly exchange rate in the month of declaration of dividend
(2)	Adjusted for September 2018 bonus share issue, wherever applicable
(3)	Represents interim dividend for the respective fiscal year
(4)	Represents final dividend for the preceding fiscal year
(5)

Represents special dividend of ₹5/- per share (approximately $0.08 per share) declared in fiscal 2018 and special dividend of ₹4/- per equity share (approximately $0.06 per share) declared in fiscal 2019